Provisions (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Provisions by Class

Million US dollar	Restructuring	Disputes	Other	Total
Balance at 1 January 2020	103	436	372	911
Effect of movements in foreign exchange	8	(40)	(24)	(56)
Provisions made	55	102	107	264
Provisions used	(54)	(80)	(91)	(225)
Provisions reversed	(7)	(24)	(1)	(32)
Other movements	(1)	95	(193)	(99)

Balance at 31 December 2020	104	489	170	763

Million US dollar	Restructuring	Disputes	Other	Total
Balance at 1 January 2019	130	1 077	711	1 918
Effect of movements in foreign exchange	(2)	(13)	—	(15)
Provisions made	69	234	2	305
Provisions used	(78)	(128)	(293)	(499)
Provisions reversed	(16)	(92)	(38)	(146)
Other movements	—	(642)	(10)	(552)

Balance at 31 December 2019	103	436	372	911

Summary of Provisions are Expected to Be Settled Within the Following Time Windows
The provisions are expected to be settled within the following time windows:

Million US dollar	Total	< 1 year	1-2 years	2-5 years	> 5 years
Restructuring	104	54	15	14	21
Indirect taxes	109	8	55	1	45
Labor	125	15	26	74	10
Commercial	31	9	14	6	2
Environmental	5	5	—	—	—
Excise duties	24	—	17	7	—
Other disputes	195	46	134	15	—

Disputes	489	83	246	103	57
Other provisions	170	82	84	4	—

Total provisions	763	219	345	121	78